COMMITMENTS AND CONTINGENCIES (Details 2) - Operating Lease [Member] - USD ($)	Mar. 31, 2024	Dec. 31, 2023
2024 (9 months remaining)	$ 46,901	$ 62,354
2025	63,290	63,290
2026	64,239	64,239
2027	65,203	65,203
2028	66,181	66,181
Thereafter	163,938	163,938
Total undiscounted cash flows	$ 469,752	$ 485,205